CONVERTIBLE NOTES - Disclosure of detailed information about borrowings (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of detailed information about borrowings [line items]
Convertible Notes, beginning balance		$ 16,075
Transactions costs incurred		(40)	$ (228)	$ (866)
Convertible Notes, ending balance		17,212	16,075
Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Convertible Notes, beginning balance		16,075	14,853
Transactions costs incurred	$ (1,049)		(79)
Interest payments		(1,374)	(1,374)
Accretion and interest incurred during the year		2,668	2,487
(Gain) Loss on embedded derivatives		(157)	188
Convertible Notes, ending balance		$ 17,212	$ 16,075	$ 14,853